ORDINARY SHARES (Details) $ / shares in Units, $ in Thousands, $ in Thousands							1 Months Ended		12 Months Ended
	Dec. 03, 2020 shares	Aug. 17, 2020 HKD ($) shares	Aug. 17, 2020 USD ($) shares	Mar. 08, 2019 HKD ($) Vote shares	Mar. 08, 2019 USD ($) Vote $ / shares shares	Sep. 22, 2016 Vote $ / shares shares	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 HKD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 HKD ($) shares	Dec. 31, 2019 $ / shares shares	Mar. 31, 2019 shares	Sep. 21, 2016 $ / shares shares
Class of Stock [Line Items]
Ordinary shares, shares authorized						403,750,000								807,500
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.00001								$ 0.0050
Number of vote | Vote						1
Net proceeds after deducting commissions and offering expenses									$ 2,339,718	$ 301,767	$ 1,259,317
Number of shares issued and outstanding preferred shares converted into ordinary shares					377,931,094
IPO
Class of Stock [Line Items]
Net proceeds after deducting commissions and offering expenses				$ 1,259,000	$ 161,700
ADSs | IPO
Class of Stock [Line Items]
Issuance of ordinary shares (in shares)				8,625,000	8,625,000
ADSs | Over-allotment
Class of Stock [Line Items]
Issuance of ordinary shares (in shares)				1,125,000	1,125,000
Class A ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares authorized								48,700,000,000		48,700,000,000		48,700,000,000
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0.00001		$ 0.00001		$ 0.00001
Number of vote | Vote				1	1
Issuance of ordinary shares (in shares)		76,000,000	76,000,000	69,000,000	69,000,000
Price per share | $ / shares					$ 12
Net proceeds after deducting commissions and offering expenses		$ 2,339,700	$ 301,800
Number of shares issued and outstanding preferred shares converted into ordinary shares					140,802,051								237,129,043
Redesignation of ordinary shares into Class B ordinary shares (in shares)	50,000,000
Shares issued upon exercise of employee share options (in shares)									5,048,824	5,048,824	106,295,232
Class A ordinary shares | IPO
Class of Stock [Line Items]
Issuance of ordinary shares (in shares)											115,666,666
Class A ordinary shares | Concurrent Private Placement
Class of Stock [Line Items]
Issuance of ordinary shares (in shares)				46,666,666	46,666,666
Aggregate gross proceeds from private placement							$ 2,035,000	$ 262,500
Price per share | $ / shares								$ 4.89751		$ 4.89751
Class B ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares authorized								800,000,000		800,000,000		800,000,000
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0.00001		$ 0.00001		$ 0.00001
Number of vote | Vote				20	20
Number of shares issued and outstanding preferred shares converted into ordinary shares					237,129,043								140,802,051
Redesignation of ordinary shares into Class B ordinary shares (in shares)				403,750,000	403,750,000						403,750,000
Pre-funded warrants | Class A ordinary shares
Class of Stock [Line Items]
Warrants to purchase shares of ordinary shares								53,600,000		53,600,000
Warrants exercise price | $ / shares								$ 0.00001		$ 0.00001
Pre-funded warrants | Class A ordinary shares | Concurrent Private Placement
Class of Stock [Line Items]
Warrants to purchase shares of ordinary shares								53,600,000		53,600,000
Warrants exercise price | $ / shares								$ 0.00001		$ 0.00001